Discontinued operations and assets classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [abstract]
Discontinued operations, net of income taxes	Philips Group Discontinued operations, net of income taxes in millions of EUR

	2022	2023	2024
Domestic Appliances	3	(2)	140
Other	10	(7)	2
Discontinued operations, net of income taxes	13	(10)	142

Net cash provided by (used for) discontinued operations
The following table presents the net cash provided by (used for) discontinued operations reported in the Consolidated statements of cash flows.
Philips Group
Net cash provided by (used for) discontinued operations in millions of EUR

	2022	2023	2024
Net cash provided by (used for) operating activities	(27)	123	(13)
Net cash provided by (used for) investing activities	15
Net cash provided by (used for) discontinued operations	(12)	123	(13)